Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of Compensation Costs of Key Management
Compensation costs of key management, which includes executive management and the Board of Directors, are as follows:

in CHF thousands	2024	2023	2022
Short-term employee benefits	2,644	2,761	3,159
Post-employment benefits	241	253	297
Share-based compensation	1,522	1,914	2,111
Total year ended December 31	4,407	4,928	5,567